CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Patents, net of accumulated amortization (in dollars)	$ 33,557	$ 32,475	$ 28,145
Loan fees, net of accumulated amortization (in dollars)	$ 8,556	$ 6,722	$ 0
Preferred Stock, Par Value	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	5,000,000	5,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	100,000,000
Common stock, shares issued	11,690,859	11,687,747	10,351,294
Common stock, shares outstanding	11,690,859	11,687,747	10,351,294